Loss per ordinary equity share (basic and diluted)	12 Months Ended
Dec. 31, 2021
Ordinary Equity Share Basic And Diluted Earnings Loss Per Share [Abstract]
Loss per ordinary equity share (basic and diluted)
11.	Loss per ordinary equity share (basic and diluted)

The calculation of the loss per share is based on the loss for the financial year after taxation of £39.41 million (2020: loss of £32.55 million; 2019: loss of £19.58 million) and on the weighted average of 88,950,441 (2020: 81,772,124; 2019: 75,126,869) ordinary shares in issue during the year.

The options outstanding at December 31, 2021, December 31, 2020 and December 31, 2019 are considered to be anti-dilutive as the Group is loss-making.